united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste. 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 7/31

Date of reporting period: 1/31/19

Item 1. Reports to Stockholders.

Affinity Small Cap Fund

Class A AISOX
Class C AISPX
Class I AISQX

January 31, 2019

Semi-Annual Report

www.affinityinvestment.com

1-866-345-0588

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.affinityinvestment.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Affinity Small Cap Fund
PORTFOLIO REVIEW
January 31, 2019 (Unaudited)

The Fund’s performance figures* for the period ended January 31, 2019, compared to its benchmark:

			Annualized
	Six Month	One Year	Three Year	Since Inception(a)
Class A	(10.30)%	(13.19)%	9.29%	2.21%
Class A with 5.75% load	(15.44)%	(18.20)%	7.17%	0.50%
Class C	(10.53)%	(13.83)%	8.51%	1.48%
Class I	(10.18)%	(12.99)%	9.60%	2.50%
Russell 2000 Total Return Index(b)	(9.62)%	(3.52)%	14.71%	7.09%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Past performance is no guarantee of future results. Regents Park Funds, LLC (the “Adviser”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 1, 2019 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage cost fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to for Class A, Class C and Class I shares, respectively, per the most recent prospectus. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. Without waiver the gross expense ratios are 3.35%, 4.10%, 3.10% for Class A, Class C, and Class I shares, respectively, per the most recent prospectus. These expense reimbursements are subject to possible recoupment from the Fund in the future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-345-0588.

(a)	Affinity Small Cap Fund commenced investment operations on July 31, 2015.

(b)	The Russell 2000 Total Return index measures the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 also serves as a benchmark for small-cap stocks in the United States. Investors cannot invest directly in an index. Index returns do not reflect any fees, expenses or sales charges.

The Fund’s Portfolio Allocation is as follows:

Portfolio Composition as of January 31, 2019
Industries	(as a % of net assets)
Software	9.4%
Banks	8.0%
Retail	7.1%
Biotechnology	6.7%
Diversified Financial Services	6.7%
Pharmaceuticals	5.3%
Electronics	4.3%
Commercial Services	3.9%
Engineering & Construction	3.7%
Insurance	3.5%
Other Assets Less Liabilities	41.4%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Fair Value

	COMMON STOCK - 95.4%
	AIRLINES - 1.8%
1,697	SkyWest, Inc.	$86,462

	AUTO PARTS & EQUIPMENT - 1.9%
4,370	Meritor, Inc. *	90,372

	BANKS - 8.0%
2,230	Bank of NT Butterfield & Son Ltd.	78,162
3,254	CenterState Bank Corp.	80,699
3,932	OFG Bancorp	76,202
1,570	Preferred Bank/Los Angeles CA	73,099
1,429	Washington Trust Bancorp, Inc.	74,365
		382,527
	BIOTECHNOLOGY - 6.7%
8,507	Innoviva, Inc. *	145,470
9,528	Veracyte, Inc. *	173,314
		318,784
	BUILDING MATERIALS - 1.6%
5,667	Builders FirstSource, Inc. *	74,918

	CHEMICALS - 2.6%
3,816	Ferro Corp. *	63,613
4,311	Rayonier Advanced Materials, Inc.	62,423
		126,036
	COMMERCIAL SERVICES - 3.9%
1,388	Aaron’s, Inc.	69,483
1,870	ASGN, Inc. *	117,791
		187,274
	COMPUTERS - 1.4%
3,240	Perspecta, Inc.	64,962

	DISTRIBUTION/WHOLESALE - 1.5%
2,041	G-III Apparel Group Ltd. *	71,170

	DIVERSIFIED FINANCIAL SERVICES - 6.7%
4,253	Aircastle Ltd.	88,633
2,627	Blucora, Inc. *	77,523
4,790	Cowen, Inc. *	77,454
1,064	Federal Agricultural Mortgage Corp.	75,278
		318,888
	ELECTRIC - 1.6%
1,554	Otter Tail Corp.	75,291

	ELECTRONICS - 4.3%
3,555	KEMET Corp.	62,995
733	SYNNEX Corp.	70,925
3,724	Vishay Intertechnology, Inc.	72,618
		206,538

See accompanying notes to financial statements.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Shares		Fair Value

	COMMON STOCK - 95.4% (Continued)
	ENERGY-ALTERNATE SOURCES - 2.2%
3,538	Renewable Energy Group, Inc. *	$102,248

	ENGINEERING & CONSTRUCTION - 3.7%
2,117	Comfort Systems USA, Inc.	101,552
1,165	EMCOR Group, Inc.	75,993
		177,545
	ENTERAINMENT - 2.0%
130,295	Marriott Vacations Worldwide Corp.	97,394
	GAS - 2.0%
1,231	Southwest Gas Holdings, Inc.	96,412

	HEALTHCARE-SERVICES - 3.4%
3,000	Ensign Group, Inc.	130,710
496	Magellan Health, Inc. *	32,319
		163,029
	HOME BUILDERS - 1.9%
2,716	MDC Holdings, Inc.	89,438

	INSURANCE - 3.5%
2,604	American Equity Investment Life Holding Co.	81,557
2,167	Essent Group Ltd. *	86,138
		167,695
	INTERNET - 1.0%
1,961	Boingo Wireless, Inc. *	47,299

	INVESTMENT COMPANIES - 1.6%
6,136	BrightSphere Investment Group PLC	75,902

	IRON STEEL - 1.3%
2,568	Schnitzer Steel Industries, Inc.	62,146

	LEISURE TIME - 1.5%
1,710	Malibu Boats, Inc. *	69,341

	MEDIA - 2.3%
2,023	Meredith Corp.	109,788

	OIL & GAS - 1.2%
4,756	Carrizo Oil & Gas, Inc. *	58,404

	OIL & GAS SERVICES - 1.3%
3,678	ProPetro Holding Corp. *	60,098

See accompanying notes to financial statements.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Shares		Fair Value

	COMMON STOCK - 95.4% (Continued)
	PHARMACEUTICALS - 5.3%
7,656	Endo International PLC *	$74,646
4,209	Horizon Pharma PLC *	90,451
4,087	Mallinckrodt PLC *	89,342
		254,439
	REAL ESTATE - 1.7%
2,007	HFF, Inc.	83,130

	RETAIL - 7.1%
829	Asbury Automotive Group, Inc. *	58,569
637	Children’s Place, Inc.	61,636
1,100	Dine Brands Global, Inc.	83,897
1,970	Freshpet, Inc. *	70,861
450	RH *	61,142
		336,105
	SEMICONDUCTORS - 1.0%
1,949	SMART Global Holdings, Inc. *	48,355

	SOFTWARE - 9.4%
1,628	Alteryx, Inc. *	115,832
1,095	Coupa Software, Inc. *	95,221
1,408	Ebix, Inc.	80,425
1,293	Everbridge, Inc. *	79,985
1,773	Workiva, Inc. *	74,289
		445,752
	TOTAL COMMON STOCK (Cost $4,577,932)	4,547,742

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.2%
7,166	iStar, Inc.	68,722
4,080	Sabra Health Care REIT, Inc.	83,803
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $154,952)	152,525

	TOTAL INVESTMENTS - 98.6% (Cost $4,732,884)	$4,700,267
	OTHER ASSETS LESS LIABILITIES - 1.4%	65,087
	TOTAL NET ASSETS - 100.0%	$4,765,354

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non-Income producing security.

See accompanying notes to financial statements.

Affinity Small Cap Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2019

ASSETS
Investment securities:
At cost	$4,732,884
At value	$4,700,267
Receivable due from Adviser	6,765
Receivable for securities sold	108,783
Prepaid expenses	10,788
TOTAL ASSETS	4,826,603

LIABILITIES
Due to Custodian	38,138
Distribution (12b-1) fees payable	147
Payable to related parties	9,513
Accrued expenses	13,451
TOTAL LIABILITIES	61,249
NET ASSETS	$4,765,354

Composition of Net Assets:
Paid in capital	$5,213,075
Accumulated losses	(447,721)
NET ASSETS	$4,765,354

Net Asset Value Per Share:
Class A Shares:
Net Assets	$466,942
Shares of beneficial interest outstanding (c)	54,798
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$8.52
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.04

Class C Shares:
Net Assets	$72,156
Shares of beneficial interest outstanding (c)	8,740
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.26

Class I Shares:
Net Assets	$4,226,256
Shares of beneficial interest outstanding (c)	492,008
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.59

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.

(c)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Affinity Small Cap Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2019

INVESTMENT INCOME
Dividends	$59,281
Less: Foreign withholding taxes	(82)
TOTAL INVESTMENT INCOME	59,199

EXPENSES
Investment management fees	40,328
Distribution (12b-1) fees:
Class A	628
Class C	379
Registration fees	23,000
Accounting services fees	16,267
Legal fees	13,263
Transfer agent fees	11,218
Audit Fees	9,195
Trustees fees and expenses	6,535
Administration fees	5,251
Compliance officer fees	5,114
Printing and postage expenses	4,189
Custodian fees	4,165
Third party administrative servicing fees	2,959
Insurance expense	184
Other expenses	1,374
TOTAL EXPENSES	144,049
Less: Fees waived and expenses reimbursed by the Adviser	(79,791)
NET EXPENSES	64,258

NET INVESTMENT LOSS	(5,059)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from:
Investments	536,555
Net change in unrealized depreciation on:
Investments	(1,448,267)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(911,712)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(916,771)

See accompanying notes to financial statements.

Affinity Small Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months
	Ended January 31, 2019	For the Year
	(Unaudited)	Ended July 31, 2018

FROM OPERATIONS
Net investment loss	$(5,059)	$(50,491)
Net realized gain from investments	536,555	315,693
Net change in unrealized appreciation (depreciation) on investments	(1,448,267)	534,917
Net increase (decrease) in net assets resulting from operations	(916,771)	800,119

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(840)
Class C	—	(206)
Class I	—	(20,045)
From net investment income:
Class I	—	(8,203)
Total distributions paid*
Class A	(96,227)	—
Class C	(15,256)	—
Class I	(1,112,543)	—
From distributions to shareholders	(1,224,026)	(29,294)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	40,794	352,324
Class C	10,040	—
Class I	753,533	7,865,499
Net asset value of shares issued in reinvestment of distributions:
Class A	37,799	758
Class C	811	11
Class I	1,084,469	28,211
Payments for shares redeemed:
Class A	(31,088)	(183,558)
Class I	(10,035,162)	(1,568,278)
Net increase (decrease) in net assets from shares of beneficial interest	(8,138,804)	6,494,967

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,279,601)	7,265,792

NET ASSETS
Beginning of Period	15,044,955	7,779,163
End of Period **	$4,765,354	$15,044,955

*	Distributions from net investment income and net realized capital gains are combined for the six month period ended January 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended July 31, 2018 have not been reclassified to conform to the current year’s presentation.

**	Net Assets- End of Period includes distributions in excess of net investment loss of $40,842 as of July 31, 2018.

See accompanying notes to financial statements.

Affinity Small Cap Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the Six Months
	Ended January 31, 2019	For the Year
	(Unaudited)	Ended July 31, 2018
SHARE ACTIVITY
Class A:
Shares Sold	5,007	29,042
Shares Reinvested	4,791	63
Shares Redeemed	(2,716)	(15,769)
Net increase in shares of beneficial interest outstanding	7,082	13,336

Class C:
Shares Sold	1,294	—
Shares Reinvested	106	1
Net increase in shares of beneficial interest outstanding	1,400	1

Class I:
Shares Sold	67,755	634,685
Shares Reinvested	136,411	2,331
Shares Redeemed	(904,414)	(129,766)
Net increase (decrease) in shares of beneficial interest outstanding	(700,248)	507,250

See accompanying notes to financial statements.

Affinity Small Cap Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A

	Six Months Ended		Year	Year	Year
	January 31, 2019		Ended	Ended	Ended
	(Unaudited)		July 31, 2018	July 31, 2017	July 31, 2016 (1)
Net asset value, beginning of period	$12.00		$10.66	$9.34	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.07)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	(1.38)		1.44	1.35	(0.67)
Total from investment operations	(1.40)		1.37	1.33	(0.66)
Less distributions from:
Net investment income	—		—	(0.01)	—
Net realized gains	(2.08)		(0.03)	—	—
Total distributions	(2.08)		(0.03)	(0.01)	—

Net asset value, end of period	$8.52		$12.00	$10.66	$9.34

Total return (3)	(10.30	)% (9)	12.83%	14.20%	(6.60)%

Net assets, at end of period (000s)	$467		$572	$367	$93

Ratio of gross expenses to average net assets (4)(5)	3.64	% (10)	3.35%	4.99%	7.00	% (8)
Ratio of net expenses to average net assets (5)	1.75	% (10)	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.34	)% (10)	(0.69)%	(0.33)%	0.07%

Portfolio Turnover Rate (7)	43	% (9)	40%	64%	102%

(1)	The Affinity Small Cap Fund commenced operations on July 31, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Adviser not waived or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

(8)	As the Fund commenced operations on July 31, 2015 and share classes were funded at various levels over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Affinity Small Cap Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C

	Six Months Ended		Year	Year	Year
	January 31, 2019		Ended	Ended	Ended
	(Unaudited)		July 31, 2018	July 31, 2017	July 31, 2016 (1)
Net asset value, beginning of period	$11.74		$10.52	$9.27	$10.00

Activity from investment operations:
Net investment loss (2)	(0.06)		(0.17)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.34)		1.42	1.36	(0.68)
Total from investment operations	(1.40)		1.25	1.25	(0.73)
Less distributions from:
Net realized gains	(2.08)		(0.03)	—	—
Total distributions	(2.08)		(0.03)	—	—

Net asset value, end of period	$8.26		$11.74	$10.52	$9.27

Total return (3)	(10.53	)% (9)	11.86%	13.48%	(7.30)%

Net assets, at end of period (000s)	$72		$86	$77	$16

Ratio of gross expenses to average net assets (4)(5)	4.39	% (10)	4.10%	5.74%	7.75	% (8)
Ratio of net expenses to average net assets (5)	2.50	% (10)	2.50%	2.50%	2.50%
Ratio of net investment loss to average net assets (5)(6)	(1.09	)% (10)	(1.43)%	(1.14)%	(0.59)%

Portfolio Turnover Rate (7)	43	% (9)	40%	64%	102%

(1)	The Affinity Small Cap Fund commenced operations on July 31, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Adviser not waived or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

(8)	As the Fund commenced operations on July 31, 2015 and share classes were funded at various levels over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Affinity Small Cap Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I

	Six Months Ended		Year	Year	Year
	January 31, 2019		Ended	Ended	Ended
	(Unaudited)		July 31, 2018	July 31, 2017	July 31, 2016 (1)
Net asset value, beginning of period	$12.07		$10.71	$9.37	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.01)		(0.05)	0.00 (8)	0.04
Net realized and unrealized gain (loss) on investments	(1.39)		1.45	1.36	(0.67)
Total from investment operations	(1.40)		1.40	1.36	(0.63)
Less distributions from:
Net investment income	(0.00	) (8)	(0.01)	(0.02)	—
Net realized gains	(2.08)		(0.03)	—	—
Total distributions	(2.08)		(0.04)	(0.02)	—

Net asset value, end of period	$8.59		$12.07	$10.71	$9.37

Total return (3)	(10.18	)% (9)	13.07%	14.57%	(6.30)%

Net assets, at end of period (000s)	$4,226		$14,386	$7,335	$5,259

Ratio of gross expenses to average net assets (4)(5)	3.39	% (10)	3.10%	4.74%	6.75%
Ratio of net expenses to average net assets (5)	1.50	% (10)	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.09	)% (10)	(0.44)%	0.01%	0.44%

Portfolio Turnover Rate (7)	43	% (9)	40%	64%	102%

(1)	The Affinity Small Cap Fund commenced operations on July 31, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Adviser not waived or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

(8)	Amount represents less than $0.005.

(9)	Not annualized.

(10)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2019

(1)	ORGANIZATION

The Affinity Small Cap Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on July 31, 2015. The Fund’s investment objective is to seek to provide capital growth and income.

The Fund offers Class A, Class C and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares of the Fund are sold at NAV without an initial sales charge but may be subject to a CDSC on shares redeemed during the first year after the initial purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board’s (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub- Adviser. The team may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Adviser or sub-Adviser, the prices or values available do not represent the fair value of the instrument; factors which may cause the Adviser or sub-Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$4,547,742	$—	$—	$4,547,742
Real Estate Investment Trusts	152,525	—	—	152,525
Total	$4,700,267	$—	$—	$4,700,267

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

Security Transactions and Related Income

Security transactions are accounted for on the trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax returns for the open tax years ended July 31, 2016, 2017 and 2018, or expected to be taken for the year ending July 31, 2019. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months period ended January 31, 2019 amounted to $3,620,857 and $12,393,139, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for the Fund’s services, the Fund pays to the Adviser an investment management fee (calculated daily and payable monthly) at an annual rate of 0.95% of its average daily net assets. For the six months period ended January 31, 2019, the Adviser earned $40,328 in investment management fees.

The advisory services provided to the Fund were novated from Anfield Capital Management, LLC (“Anfield”), the Fund’s former investment adviser, to Regents Park, effective November 28, 2017. Anfield and Regents Park are both wholly owned by Anfield Group, LLC, which is wholly owned by the David Young and Sandra G. Glain Family Trust. The novation of the investment advisory services provided to the Fund did not result in any change in: (i) the level of advisory services provided to the Fund (including the manner in which the Fund is managed or operated) as contemplated by the Investment Advisory Agreement between the Trust and the Adviser with respect to the Fund; (ii) the personnel who are responsible for providing or supervising the provision of investment advisory services (including those responsible for the management, portfolio management and operations of the Fund); (iii) the personnel ultimately responsible for overseeing such provision of services; and (iv) the terms of the Investment Advisory Agreement, including the compensation paid to the Fund’s Adviser.

The Adviser has entered into a sub-advisory agreement with Affinity Investment Advisers, LLC (“Affinity”) to serve as the Fund’s sub-adviser. The Adviser pays the sub-advisory fees from its advisory fee. Subject to oversight by the Adviser, Affinity is responsible for managing the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or reimburse expenses of the Fund, at least until December 1, 2019 to ensure that Net Annual Operating Expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.75%, 2.50%, and 1.50% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. The Agreement will allow the Adviser to recover amounts previously reimbursed for operating expenses to the Fund if such recoupment can be achieved within the foregoing expense limits. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Adviser can only recover such amounts for a period of up to three years. For the six months period ended January 31, 2019, the Adviser waived fees and reimbursed expenses in the amount of $79,791 in expenses to the Fund. As of July 31, 2018, the Adviser can recoup waived and reimbursed expenses of $187,940 until July 31, 2019, $190,434 until July 31, 2020, and $177,309 until July 31, 2021. The Adviser and Sub-Adviser have agreed that Affinity will reimburse all Fund expenses directly.

The Distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Class C, respectively, and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares. For the six months period ended January 31, 2019, the Distributor received $2,333 in underwriting commissions for sales of Class A of which $313 was retained, and $100 in underwriting commissions for sales of Class C of which $0 was retained.

Class C shares of the Fund are not subject to an initial sales charge and may be subject to a 1.00% CDSC fee of the purchase price on shares redeemed during the first twelve months after their purchase. As of January 31, 2019, the amount of CDSC paid by the shareholders of the Fund was $0.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,733,190 for the Affinity Small Cap Fund and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$539,571
Unrealized depreciation:	(572,494)
Net unrealized depreciation:	$(32,923)

The tax character of fund distributions for the years ended July 31, 2018 and 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2018	July 31, 2017
Ordinary Income	$6,122	$11,823
Long-Term Capital Gain	23,172	—
Return of Capital	—	—
	$29,294	$11,823

As of July 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$318,268	$(40,536)	$—	$—	$1,415,344	$1,693,075

The difference between book basis and tax basis undistributed net investment loss and unrealized appreciation from investments is primarily attributable to adjustments relating to the Qualified Electing Fund election taken on passive foreign investment companies and adjustments for real estate investment trusts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $40,536.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses and short-term capital gains, the reclass of Fund distributions, and adjustments for real estate investment trusts, resulted in reclassifications for the year ended July 31, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(28,216)	$25,618	$2,598

(6)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed in these Notes to Financial Statements. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include, but are not limited to: American depositary receipts (“ADRs”) risk, cybersecurity risk, equity risk, exchange-traded funds (“ETFs”) risk, issuer-specific risk, management risk, market events risk, market risk, model risk, small cap risk and valuation risk.

Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

Management Risk. A strategy used by the Fund’s investment adviser or sub-adviser may fail to produce the intended results. Furthermore, imperfections, errors or limitations in the tools and data used by the investment adviser or sub-adviser may cause unintended results.

Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Model Risk. The Fund will use model-based strategies that, while historically effective, may not be successful on an ongoing basis or could contain unknown errors. In addition, the data used in models may be inaccurate or the computer programming used to create quantitative models might contain one or more errors. Moreover, during periods of increased volatility or changing market conditions the commonality of portfolio holdings and similarities between strategies of quantitative managers may amplify losses.

Small Cap Risk. The risk that the value of securities issued by small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Valuation Risk. The sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2019, the following held in excess of 25% of the voting securities of the Fund listed, for the sole benefit of customers and may be deemed to control the applicable Fund. As of January 31, 2019, Charles Schwab held 54.70% of the voting securities of the Fund for the sole benefit of customers and may be deemed to control the Fund.

(8)	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2019

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Affinity Small Cap Fund
EXPENSE EXAMPLES (Unaudited)
January 31, 2019

As a shareholder of Affinity Small Cap Fund, you incur two types of costs: (1) transaction costs, including sales loads; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Affinity Small Cap Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Affinity Small Cap Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	8/1/18	1/31/19	8/1/18 – 1/31/19	8/1/18 – 1/31/19
Class A	$ 1,000.00	$ 897.00	$ 8.37	1.75%
Class C	1,000.00	894.70	11.94	2.50
Class I	1,000.00	898.20	7.18	1.50

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	8/1/18	1/31/19	8/1/18 – 1/31/19	8/1/18 – 1/31/19
Class A	$ 1,000.00	$ 1,016.38	$ 8.89	1.75%
Class C	1,000.00	1,012.60	12.68	2.50
Class I	1,000.00	1,017.64	7.63	1.50

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the most recent twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-345-0588 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-866-345-0588.

Adviser
Regents Park Funds, LLC
4041 MacArthur Boulevard,
Suite 155
Newport Beach, CA 92660

Sub-Adviser
Affinity Investment Advisors, LLC
4041 MacArthur Boulevard,
Suite 150,
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by prospectus, which contains information about the Fund’s offering prices, investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable. Fund is an open-end management investment company.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/2/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/2/2019

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 4/2/2019